Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,020	$ 954,916
Total Tax-Exempt Mortgage-Backed Securities (identified cost $968,899)		$ 954,916

Tax-Exempt Municipal Obligations — 101.2%
Security	Principal Amount (000's omitted)	Value
Education — 3.1%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 91,609
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	20,918
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,400	1,432,018
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	2,000	2,186,400
University of California, 5.25%, 5/15/35	3,555	3,621,016
		$ 7,351,961
Electric Utilities — 6.4%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/38	$2,000	$ 2,287,500
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,355	1,049,448
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	5,000	5,000,000
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,453,075
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,919,202
Green Bonds, 5.00%, 12/15/49	1,500	1,671,090
		$ 15,380,315
Escrowed/Prerefunded — 3.7%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,352,560
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,404,195
		$ 8,756,755
Security	Principal Amount (000's omitted)	Value
General Obligations — 20.1%
Andover, MA, 4.00%, 7/15/52	$1,355	$ 1,337,493
Chicago Board of Education, IL:
5.00%, 12/1/42	390	385,683
5.00%, 12/1/44	2,000	1,986,900
Chicago, IL:
5.00%, 1/1/39	1,400	1,446,872
5.00%, 1/1/44	1,490	1,516,686
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	4,031,040
District of Columbia, 4.00%, 2/1/46	3,500	3,444,105
Illinois:
4.00%, 11/1/40	1,000	959,280
5.00%, 5/1/35	2,000	2,016,200
5.50%, 5/1/39	205	224,106
5.50%, 3/1/42	2,300	2,532,760
5.75%, 5/1/45	210	228,799
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53	3,000	2,903,700
Little Elm Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	4,225	4,441,236
New York, NY:
4.00%, 9/1/46	2,000	1,970,720
4.00%, 4/1/50	2,000	1,950,420
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	3,003,300
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,500	3,501,785
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,183,290
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	9,010,750
		$ 48,075,125
Hospital — 9.7%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,616,175
5.00%, 4/1/52	2,500	2,602,850
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,044,640
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,043,650
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,917,582
5.00%, 6/1/37	1,000	1,041,040

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	$500	$ 447,620
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,475	1,550,461
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	2,032,317
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)	5,000	5,018,950
		$ 23,315,285
Housing — 2.4%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,115,375
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,500	2,528,600
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	508,150
5.00%, 7/1/42	1,250	1,258,762
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 5,695,887
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,943,235
		$ 1,943,235
Insured - Electric Utilities — 1.6%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,358,955
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	1,395	1,396,814
		$ 3,755,769
Insured - General Obligations — 2.5%
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	$3,500	$ 3,349,710
McCook, IL:
(AGM), 4.00%, 12/1/29	240	252,727
(AGM), 4.00%, 12/1/30	200	210,282
(AGM), 4.00%, 12/1/33	450	469,674
(AGM), 4.00%, 12/1/34	190	196,348
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,498,605
		$ 5,977,346
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 2.7%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,492,206
		$ 6,492,206
Insured - Other Revenue — 0.5%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,130,063
		$ 1,130,063
Insured - Special Tax Revenue — 6.5%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,175,772
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,492,000
(NPFG), 5.50%, 1/1/30	2,565	2,959,446
		$ 15,627,218
Insured - Transportation — 7.7%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,002,870
(AGM), 5.125%, 1/1/31	1,000	1,002,870
(AGM), 5.25%, 1/1/32	785	787,253
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,235,328
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,377,750
		$ 18,406,071
Insured - Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 664,819
(AGM), 5.00%, 7/1/33	565	573,356
(AGM), 5.00%, 7/1/35	280	283,679
(AGM), 5.00%, 7/1/37	565	570,995
		$ 2,092,849
Lease Revenue/Certificates of Participation — 4.6%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$2,550	$ 2,429,615
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,358,360

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	$2,500	$ 2,579,900
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,687,394
		$ 11,055,269
Other Revenue — 3.2%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,500	$ 2,471,575
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,605	1,505,410
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	782,948
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	216,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	640	667,155
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	2,000	1,967,260
		$ 7,610,348
Senior Living/Life Care — 3.2%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(3)	$140	$ 134,281
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	835,935
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(3)	265	240,689
5.625%, 7/1/46(3)	360	326,646
5.75%, 7/1/54(3)	775	698,833
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	901,700
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,035,152
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,616,853
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,665,056
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(3)	245	212,471
		$ 7,667,616
Special Tax Revenue — 10.3%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,564,145
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	2,500	2,416,975
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	$1,405	$ 1,374,596
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,541,300
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,009,680
4.00%, 5/1/45	2,795	2,762,075
5.00%, 11/1/46(1)	2,000	2,201,820
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/39	3,000	3,017,880
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	986,510
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	951,300
5.00%, 7/1/58	2,817	2,753,223
		$ 24,579,504
Transportation — 6.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$1,100	$ 1,106,072
5.25%, 11/1/31	1,455	1,462,770
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	2,000	2,206,660
Georgia Ports Authority, 4.00%, 7/1/47	2,625	2,591,453
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,101,386
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	229,263
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,121,700
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,294,400
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,525,035
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	355	372,764
Texas Transportation Commission, 0.00%, 8/1/40	1,000	443,670
		$ 14,455,173
Water and Sewer — 5.3%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/41	$2,715	$ 3,013,731
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,500	4,509,585

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
4.00%, 6/15/51	$2,000	$ 1,966,500
5.25%, 6/15/52(1)	1,000	1,121,200
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/15/44(4)	2,200	2,200,000
		$ 12,811,016
Total Tax-Exempt Municipal Obligations (identified cost $235,775,367)		$242,179,011
Total Investments — 101.6% (identified cost $236,744,266)		$243,133,927
Other Assets, Less Liabilities — (1.6)%		$ (3,918,239)
Net Assets — 100.0%		$239,215,688
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $3,277,976 or 1.4% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
At June 30, 2023, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	23.3%
New York	14.0%
Others, representing less than 10% individually	64.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 22.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 9.5% to 15.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 954,916	$ —	$ 954,916
Tax-Exempt Municipal Obligations	—	242,179,011	—	242,179,011
Total Investments	$ —	$243,133,927	$ —	$243,133,927
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.